Securitization and Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Mar. 31, 2011
Securitization and Variable Interest Entities (VIEs)
Fair Value of Retained Interests

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank & corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Translation into billions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$2.38	$—	$2.38	$2.35	$0.03
Bank & corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.02	0.02	0.02	—

Total	$—	$2.38	$0.02	$2.40	$2.37	$0.03

Fair Value of the Firm's Retained Interests and the Sensitivity of this Fair Value

Billions of yen		Translation into billions of U.S. dollars
	Material retained interest held(1) as of March 31
	2010	2011	2011
Fair value of retained interests(1)	¥133	¥192	$2.32
Weighted-average life (Years)	4.7	6.3
Constant prepayment rate	8.6%	7.1%
Impact of 10% adverse change	(0.6)	(0.5)	(0.01)
Impact of 20% adverse change	(1.0)	(1.0)	(0.01)
Discount rate	4.5%	4.7%
Impact of 10% adverse change	(2.1)	(4.3)	(0.05)
Impact of 20% adverse change	(4.1)	(7.4)	(0.09)

(1)	The sensitivity analysis covers the material retained interests held of ¥133 billion out of ¥134 billion as of March 31, 2010 and also ¥192 billion ($2.32 billion) out of ¥199 billion ($2.40 billion) as of March 31, 2011. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and Carrying Value of Financial Assets

	Billions of yen		Translation into billions of U.S. dollars
	March 31
	2010	2011	2011
Assets
Trading assets
Equities	¥538	¥89	$1.08
Debt securities	205	110	1.33
Mortgage and mortgage-backed securities	127	35	0.42
Loans	29	22	0.27

Total	¥899	¥256	$3.10

Liabilities
Long-term borrowings	¥758	¥230	$2.78

Classification of the Consolidated VIEs' Assets and Liabilities

Billions of yen			Translation into billions of U.S. dollars
	March 31
	2010(3)	2011		2011
Consolidated VIE assets
Cash and cash equivalents	¥36	¥92		$1.11
Trading assets
Equities	222	785		9.48
Debt securities	49	239		2.88
Mortgage and mortgage-backed securities	46	67		0.81
Investment trust fund and other	0	8		0.09
Derivatives	1	10		0.13
Private equity investments	1	1		0.01
Securities purchased under agreements to resell	13	6		0.07
Office buildings, land, equipment and facilities	24	42	(1)	0.51
Other	55	84	(2)	1.03

Total	¥447	¥1,334		$16.12

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥12	¥6		$0.07
Derivatives	1	32		0.38
Securities sold under agreements to repurchase	13	2		0.03
Borrowings
Short-term borrowings	2	2		0.03
Long-term borrowings	138	1,030		12.44
Other	5	5		0.06

Total	¥171	¥1,077		$13.01

(1)	Includes aircraft of ¥30 billion ($0.36 billion) held by SPEs newly consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion ($0.18 billion). In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircrafts. Please refer to Note 20, "Commitments, contingencies and guarantees" for details.
(3)	Previously reported amounts have been reclassified to conform to the current period presentation.

Carrying Amount of Assets and Liabilities of Unconsolidated VIEs

	Billions of yen
	March 31, 2010(1)
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	¥98	¥—	¥98
Debt securities	27	—	27
Mortgage and mortgage-backed securities	54	—	54
Investment trust fund and other	3	—	3
Derivatives	2	10	34
Private equity investments	—	—	—
Loans
Short-term	31	—	31
Long-term	74	—	74
Other	0	—	0
Commitments to extend credit and other guarantees	—	—	8

Total	¥289	¥10	¥329

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust fund and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Translation into billions of U.S dollars
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	$0.97	$—	$0.97
Debt securities	1.98	—	1.98
Mortgage and mortgage-backed securities	25.01	—	25.01
Investment trust fund and other	0.97	—	0.97
Derivatives	0.01	0.10	0.21
Private equity investments	0.29	—	0.29
Loans
Short-term	0.03	—	0.03
Long-term	0.38	—	0.38
Other	0.05	—	0.05
Commitments to extend credit and other guarantees	—	—	0.19

Total	$29.69	$0.10	$30.08

(1)	The amounts as of March 31, 2010 represent only significant positions or the positions of VIEs which Nomura sponsored.